Note 4 - Net Income Per Share (Tables)	6 Months Ended
Sep. 30, 2018
Notes Tables
Schedule of Weighted Average Number of Shares [Table Text Block]
	Quarter Ended Sept. 30
	2018	2017
Weighted average common shares outstanding – basic	4,843,032	4,841,010
Dilutive effect of stock options	9,612	4,622
Shares used in computing net income per share – diluted	4,852,644	4,845,632
	Six Months Ended Sept. 30
	2018	2017
Weighted average common shares outstanding – basic	4,842,524	4,841,010
Dilutive effect of stock options	8,548	4,897
Shares used in computing net income per share – diluted	4,851,072	4,845,907